Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net income	$ 318.1	$ 252.8	$ 281.7
Net change in unrealized gain (loss) on available-for-sale securities:
Unrealized net holding gain (loss) arising during the period	0.1	(0.1)	(0.2)
Reclassifications to net income	0.0	(1.2)	(0.5)
Other comprehensive (income) loss before income taxes	0.1	(1.3)	(0.7)
Provision for income tax (expense) benefit related to other comprehensive loss items	(0.1)	0.6	0.3
Other comprehensive loss, net of tax:	0.0	(0.7)	(0.4)
Comprehensive income	318.1	252.1	281.3
Comprehensive income attributable to noncontrolling interests	(70.5)	(69.7)	(59.7)
Comprehensive income attributable to HealthSouth	$ 247.6	$ 182.4	$ 221.6